LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Long-term Debt, Excluding Current Maturities [Abstract]
2022	$ 723
2023	794
2024	686
2025	524
2026 and after	1,917
Total long-term debt	$ 4,644